Note 7 Maximum credit risk exposure, accumulated allowances and carrying amount by counterparty (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maximum credit risk exposure to customers [Line Items]
Loans and advances to customers	€ 358,023	€ 318,939	€ 311,147
Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(20,922)	(19,719)	(19,439)
Allowance account for credit losses of financial assets	30	37	48
Loans and advances to customers	20,892	19,682	19,391
Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(12,802)	(9,826)	(9,856)
Allowance account for credit losses of financial assets	37	23	39
Loans and advances to customers	12,765	9,804	9,817
Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(171,006)	(146,797)	(142,547)
Allowance account for credit losses of financial assets	5,495	5,804	6,123
Loans and advances to customers	165,510	140,993	136,424
Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(164,530)	(153,714)	(151,410)
Allowance account for credit losses of financial assets	5,675	5,253	5,895
Loans and advances to customers	158,855	148,461	145,515
Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(369,260)	(330,055)	(323,252)
Allowance account for credit losses of financial assets	11,237	11,116	12,105
Loans and advances to customers	358,023	318,939	311,147
Stage 1 [Member] | Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(20,582)	(19,287)	(19,163)
Allowance account for credit losses of financial assets	8	13	14
Loans and advances to customers	20,574	19,274	19,149
Stage 1 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(12,548)	(9,672)	(9,747)
Allowance account for credit losses of financial assets	15	8	25
Loans and advances to customers	12,533	9,664	9,722
Stage 1 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(149,579)	(120,140)	(119,891)
Allowance account for credit losses of financial assets	675	759	774
Loans and advances to customers	148,903	119,381	119,117
Stage 1 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(139,491)	(132,096)	(129,196)
Allowance account for credit losses of financial assets	1,316	1,184	1,192
Loans and advances to customers	138,175	130,912	128,005
Stage 1 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(322,199)	(281,195)	(277,998)
Allowance account for credit losses of financial assets	2,014	1,964	2,005
Loans and advances to customers	320,185	279,231	275,993
Stage 2 [Member] | Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(302)	(369)	(200)
Allowance account for credit losses of financial assets	11	5	9
Loans and advances to customers	291	364	191
Stage 2 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(238)	(131)	(95)
Allowance account for credit losses of financial assets	12	6	6
Loans and advances to customers	226	125	88
Stage 2 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(15,087)	(19,366)	(15,179)
Allowance account for credit losses of financial assets	991	1,306	1,110
Loans and advances to customers	14,096	18,060	14,069
Stage 2 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(17,941)	(14,336)	(15,108)
Allowance account for credit losses of financial assets	925	773	1,161
Loans and advances to customers	17,017	13,563	13,946
Stage 2 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(33,568)	(34,203)	(30,581)
Allowance account for credit losses of financial assets	1,938	2,091	2,287
Loans and advances to customers	31,629	32,112	28,294
Stage 3 [Member] | Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(38)	(62)	(76)
Allowance account for credit losses of financial assets	11	19	25
Loans and advances to customers	27	43	51
Stage 3 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(17)	(24)	(14)
Allowance account for credit losses of financial assets	10	9	7
Loans and advances to customers	6	15	7
Stage 3 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(6,340)	(7,290)	(7,477)
Allowance account for credit losses of financial assets	3,829	3,738	4,239
Loans and advances to customers	2,511	3,552	3,238
Stage 3 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(7,098)	(7,281)	(7,106)
Allowance account for credit losses of financial assets	3,434	3,295	3,542
Loans and advances to customers	3,663	3,986	3,564
Stage 3 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(13,493)	(14,657)	(14,672)
Allowance account for credit losses of financial assets	7,284	7,061	7,813
Loans and advances to customers	€ 6,208	€ 7,596	€ 6,860